Document and Entity Information - USD ($)	12 Months Ended
	Dec. 30, 2023	Feb. 03, 2024	Jul. 01, 2023
Document and Entity Information
Document Type	10-K
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 30, 2023
Entity File Number	0-22684
Entity Registrant Name	UFP INDUSTRIES, INC.
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-1465835
Entity Address, Address Line One	2801 East Beltline, N.E.
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49525
City Area Code	616
Local Phone Number	364-6161
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	UFPI
Security Exchange Name	NASDAQ
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding (in shares)		61,624,287
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte & Touche LLP
Auditor Firm ID	34
Auditor Location	Grand Rapids, MI
Current Fiscal Year End Date	--12-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0000912767
Amendment Flag	false
Entity Public Float			$ 5,684,288,927
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No